RELATED PARTY DISCLOSURES (Schedule of key management personnel compensation) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Directors' and officers' compensation			$ 1,862	$ 2,560
Share based compensation	$ 10	$ 654	1,577	797
Total			$ 3,439	$ 3,357